Class A Contingently Redeemable Preferred Units	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Class A Contingently Redeemable Preferred Units
Note 12 — Class A Contingently Redeemable Preferred Units
The Company has the following contingently redeemable preferred units issued and outstanding at December 31, 2020 and December 31, 2019 (in thousands, except unit and per unit data):

	Shares Authorized	Shares Issued and Outstanding	Original Issuance Price	Carrying value	Accumulated Unpaid Dividends	Amount contingently redeemable
Class A Preferred Units	1,167,418	1,167,418	$46.35	$54,105	$9,253	$63,358
The Company has the following contingently redeemable preferred units issued and outstanding at December 31, 2019 (in thousands, except unit and per unit data):

	Shares Authorized	Shares Issued and Outstanding	Original Issuance Price	Carrying value	Accumulated Unpaid Dividends	Amount contingently redeemable
Class A Preferred Units	702,493	702,493	$45.32	$31,836	$3,209	$35,045
The rights and preferences of
Selling Stockholders
of the redeemable convertible preferred stock are as follows:
Dividends
The Company’s Class A Contingently Redeemable Preferred Units (“Class A Preferred Units”) were issued at $100 par per unit and accumulate a preferred return at 8.0 percent, compounded on the first business day of each calendar quarter in respect of the prior calendar quarter.
The Company does not record any changes in carrying value of the Class A Preferred Units due to cumulative unpaid dividends. Dividends are accrued at the time they are declared by the Company’s Board of Managers. No dividends were declared or paid on the Class A Preferred Units in the years ended December 31, 2020 and December 31, 2019.
Voting Rights
Class A Contingently Redeemable Preferred unitholders are not entitled to voting rights.
Redemption
The Company shall make a distribution to each of the Class A Preferred unitholders in an amount equal to the aggregate Class A Preferred unpaid yield and Class A Preferred unreturned capital, effective upon the occurrence of any of the following events (referred to as a “redemption event”): the sale, lease, license, transfer, conveyance or other disposition of a majority of the assets of the subsidiaries of the Company; the merger, consolidation, recapitalization, reorganization or sale of securities; any merger, consolidation, joint venture or other business combination pursuant to which the Company is combined with that of a special purpose acquisition company or other blank-check company which has a class of equity securities publicly listed on a national securities exchange; or a Public Offering with respect to Holdings LLC or any of its Subsidiaries, the reorganization of Holdings LLC or any of its Subsidiaries from a limited liability company to a corporation (whether or not in connection with a Public Offering) or an election by Holdings LLC to be treated as a corporation for U.S. federal income tax purposes.
As a result, the Class A Preferred Units are recorded separately from members’ equity because they are redeemable upon the occurrence of redemption events that are considered not solely within the Company’s control.
The Company expensed issuance costs related to the Class A Preferred Stock as incurred for the twelve months ended December 31, 2020 and December 31, 2020. The amounts expensed were immaterial to the Company’s financial statements.